Business acquisition - Additional Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2019 CNY (¥)
Business acquisition.
Goodwill			¥ 0
Contingent consideration	¥ 0	¥ 0
Disposal of travel agencies | Disposal Group Disposed Of By Sale Not Discontinued Operations
Business acquisition.
Proceeds from disposal	1,016	5,475	3,243
Consideration receivable	¥ 12,107
Threshold period for consideration receivable	4 years
Disposal Of Certain Subsidiaries Engaged In Japan Tour Business | Disposal Group Disposed Of By Sale Not Discontinued Operations
Business acquisition.
Disposal group, including discontinued operation, contingent consideration settlement		3,600
Equity interests disposed | $				$ 100
2019 Travel Agencies [Member]
Business acquisition.
Goodwill					¥ 232,007
Contingent consideration paid for business acquisitions		0	0
Downward adjustment of contingent consideration		¥ 500	¥ 0